16. STOCKHOLDERS' DEFICIT (Details Narrative) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Preferred stock, issued shares	1,000,000
Preferred stock, outstanding shares	1,000,000
Common stock, issued	18,065,801	14,395,521		4,094,618
Common stock, Outstanding	18,065,801	14,395,521		4,094,618
Noncontrolling interest		$ 0		$ 2,977,808
Series A Preferred Stock
Preferred stock, issued shares		0		1,043
Preferred stock, outstanding shares		0		1,043
Series B Preferred Stock
Preferred stock, issued shares		0	2,300,000	3,300,000
Preferred stock, outstanding shares		0		3,300,000
Series C Preferred Stock
Preferred stock, issued shares		1,000,000	1,000,000	1,000,000
Preferred stock, outstanding shares	1,000,000	1,000,000		1,000,000
Employee Incentive Plan	500,000	500,000
Investments Exercised Warrants	$ 2,170,000	$ 170,000